Information on staff and remuneration - Remuneration to management (Details) DKK in Thousands	12 Months Ended
	Dec. 31, 2017 DKK director	Dec. 31, 2016 DKK director	Dec. 31, 2015 DKK director
Disclosure of transactions between related parties
Base salary	DKK 10,827	DKK 12,665	DKK 14,529
Bonus	5,268	2,042	1,614
Pension contribution	1,084	1,267	1,452
Other benefits	890	1,823	1,551
Severance payment	0	1,782	353
Warrant compensation expenses	11,226	12,875	8,856
Total	29,295	32,454	28,355
Executive Management
Disclosure of transactions between related parties
Base salary	6,411	6,243	5,753
Bonus	3,481	1,209	1,094
Pension contribution	642	625	575
Other benefits	502	499	450
Severance payment	0	0	0
Warrant compensation expenses	6,447	5,553	5,535
Total	17,483	14,129	13,407
Britt Meelby Jensen
Disclosure of transactions between related parties
Base salary	3,915	3,795	3,353
Bonus	2,482	683	751
Pension contribution	392	380	335
Other benefits	231	231	190
Severance payment	0	0	0
Warrant compensation expenses	4,058	4,442	3,163
Total	11,078	9,531	7,792
Mats Blom
Disclosure of transactions between related parties
Base salary	2,496	2,448	2,400
Bonus	999	526	343
Pension contribution	250	245	240
Other benefits	271	268	260
Severance payment	0	0	0
Warrant compensation expenses	2,389	1,111	2,372
Total	6,405	4,598	5,615
Other Corporate Management
Disclosure of transactions between related parties
Base salary	4,416	6,422	8,776
Bonus	1,787	833	520
Pension contribution	442	642	877
Other benefits	388	1,324	1,101
Severance payment	0	1,782	353
Warrant compensation expenses	4,779	7,322	3,321
Total	DKK 11,812	DKK 18,325	DKK 14,948
Number of other corporate management | director	2	4	6
Number of other corporate management resigned | director		2	3